Financial Instruments - Summary of Contingent Consideration and Other Financial Liabilities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Closing balance contingent consideration and other financial liabilities at December 31	€ 24,754	€ 25,187
Contingent consideration [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Opening balance Contingent consideration at 1 January	20,282	15,549
Fair value adjustment	(430)	4,733
Closing balance Contingent consideration at 31 December	19,853	20,282
Opening balance Other financial liabilities at 1 January	4,905	4,034
Fair value adjustment	(4)	871
Closing balance Other financial liabilities at 31 December	4,901	4,905
Closing balance contingent consideration and other financial liabilities at December 31	€ 24,754	€ 25,187